Warrant Liability - Summary of Share Purchase Warrants Outstanding and Exercisable (Details) (Parenthetical)	12 Months Ended
Dec. 31, 2019 $ / shares
November 2016 Warrants [Member]
Statement Line Items [Line Items]
Other equity, call option price	$ 10